SHORT-TERM INVESTMENTS (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Within 1 year	$ 64,964,005
2 years	113,309,312
3 years	0
4 years	0
5 years	0
Thereafter	0
Short-term investment	$ 178,273,317	$ 187,944,184